Reserves	12 Months Ended
Dec. 31, 2019
Reserves [abstract]
Reserves
28	Reserves

	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2018	4,072,476	4,180	101,355	47,469	62,319	-	13,128,257	17,416,056

Net profit attributable to shareholders of the Company	-	-	-	-	-	-	5,336,331	5,336,331
Dividends proposed and approved	-	-	-	-	-	-	(3,247,144)	(3,247,144)
Appropriation of safety production fund	-	-	-	-	-	57,135	(57,135)	-
Forfeit of share option scheme (Note 29)	-	-	-	(13,004)	-	-	-	(13,004)
Exercise of share option	-	-	-	(17,062)	44,527	-	-	27,465
Share of other comprehensive loss of investments accounted for using the equity method	-	-	-	(7,014)	-	-	-	(7,014)
Transactions with non-controlling interests	-	9,559	-	-	-	-	-	9,559

Balance at 31 December 2018	4,072,476	13,739	101,355	10,389	106,846	57,135	15,160,309	19,522,249

Net profit attributable to shareholders of the Company	-	-	-	-	-	-	2,215,728	2,215,728
Dividends proposed and approved	-	-	-	-	-	-	(2,705,952)	(2,705,952)
Appropriation of safety production fund	-	-	-	-	-	2	(2)	-
Share of other comprehensive income of investments accounted for using the equity method	-	-	-	7,449	-	-	-	7,449

Balance at 31 December 2019	4,072,476	13,739	101,355	17,838	106,846	57,137	14,670,083	19,039,474